SCHEDULE OF LEASE TERM AND DISCOUNT RATE (Details) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2023
Operating Leases
Operating lease expense as a component of general and administrative expenses	$ 45,000	$ 279,000	$ 444,000	$ 717,000	$ 762,000	$ 1,058,000
Supplemental cash flow information related to operating leases is as follows:
Operating cash flow paid for operating leases	$ 45,000	$ 363,000	$ 136,000	$ 858,000	$ 868,000	$ 960,000
Lease term and Discount Rate
Weighted average remaining lease term (months)	9 months 18 days	15 years 1 month 6 days	9 months 18 days	15 months	15 years 1 month 6 days	12 months 12 days
Weighted average discount rate	9.00%	12.00%	9.00%	12.00%	12.00%	6.50%